Note 4 - Loans and Related Allowance for Loan and Lease Losses - Troubled Debt Restructurings Subsequently Defaulted (Details)		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Financing Receivable, Modifications, Subsequent Default, Number of Contracts		0
Commercial And Industrial [Member]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts			2	2
Recorded investment, subsequently defaulted			$ 7,000	$ 14,000
Number of contracts, subsequently defaulted	$ 434,000	$ 127,000	610,000
Real Estate Construction Porfolio Segment [Member]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts				1
Recorded investment, subsequently defaulted				$ 130,000
Number of contracts, subsequently defaulted	181,000		$ 1
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts			4
Recorded investment, subsequently defaulted			$ 278,000
Number of contracts, subsequently defaulted	535,000	$ 256,000	$ 166,000
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts			1
Recorded investment, subsequently defaulted			$ 119,000
Number of contracts, subsequently defaulted	$ 270,000		$ 311,000